Intangible Assets Including Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset balances by major asset class
The following tables present the company’s intangible asset balances by major asset class.

($ in millions)
At December 31, 2025:	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount (1)
Intangible asset class
Capitalized software	$1,388	$(424)	$964
Client relationships	11,261	(5,602)	5,659
Completed technology	7,399	(4,096)	3,304
Patents/trademarks	2,030	(665)	1,365
Other (2)	139	(40)	99
Total	$22,218	$(10,827)	$11,391

($ in millions)
At December 31, 2024:	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount (1)
Intangible asset class
Capitalized software	$1,282	$(492)	$790
Client relationships	9,704	(4,387)	5,317
Completed technology	6,297	(3,164)	3,132
Patents/trademarks	1,826	(519)	1,307
Other (2)	138	(24)	114
Total	$19,247	$(8,587)	$10,660
(1)Amounts at December 31, 2025 and 2024 include an increase in the net intangible asset balance of $182 million and a decrease in the net intangible asset balance of $126 million, respectively, due to foreign currency translation.
(2)Other intangibles are primarily acquired proprietary and nonproprietary technology licenses, data, business processes, methodologies and systems.

Intangible assets, future amortization expense
The future amortization expense relating to intangible assets currently recorded in the Consolidated Balance Sheet is estimated to be the following at December 31, 2025:

($ in millions)	Capitalized Software	Acquired Intangibles	Total
2026	$490	$2,283	$2,773
2027	333	2,245	2,578
2028	141	1,939	2,081
2029	0	1,254	1,254
2030	—	812	812
Thereafter	—	1,894	1,894

Changes in goodwill balances by reportable segment
The changes in the goodwill balances by reportable segment for the years ended December 31, 2025 and 2024 are as follows:

($ in millions)
Segment	Balance at January 1, 2025	Goodwill Additions	Purchase Price Adjustments	Divestitures	Foreign Currency Translation and Other Adjustments (1)	Balance at December 31, 2025
Software	$47,136	$5,004	$(8)	$—	$855	$52,987
Consulting	9,206	908	10	—	217	10,341
Infrastructure	4,363	—	0	0	26	4,389
Other	—	—	—	—	—	—
Total	$60,706	$5,912	$1	$0	$1,098	$67,717

($ in millions)
Segment	Balance at January 1, 2024	Goodwill Additions	Purchase Price Adjustments	Divestitures	Foreign Currency Translation and Other Adjustments (1)	Balance at December 31, 2024
Software	$46,447	$1,511	$(51)	$—	$(770)	$47,136
Consulting	8,883	469	(3)	(1)	(142)	9,206
Infrastructure	4,384	8	(1)	—	(28)	4,363
Other (2)	464	—	—	(464)	—	—
Total	$60,178	$1,987	$(55)	$(465)	$(940)	$60,706
(1)Primarily driven by foreign currency translation.
(2)In the first quarter of 2024, the company derecognized goodwill related to the divestiture of The Weather Company assets. Refer to note E, "Acquisitions & Divestitures," for additional information.